BALANCE SHEET COMPONENTS - Other Long-term Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Long-term Assets [Line Items]
Equity investments without readily determinable fair value		$ 4,000	$ 4,000
Equity method investments (Note 10)		0	0
Prepaid Forward		0	16,298
Prepayment for capital expenditure		1,449	35,150
Restricted cash		95	100
Land rights		0	4,728
Security deposits		3,380	2,414
Other long-term assets	[1]	8,924	68,910
SunPower | Related party
Schedule of Other Long-term Assets [Line Items]
Other receivables, non-current		$ 0	$ 6,220

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).